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July 26, 2006

Securities and Exchange Commission
100 F. Street NE
Washington, DC 20549

Re: Chase Funding, Inc.
    Registration Statement on Form S-3
    (File No. 333-134964)

Ladies and Gentlemen:

On behalf of Chase Funding, Inc. ("CFI"), we hereby submit for filing under the Securities Act of 1933, as amended, via EDGAR, Amendment No. 1 to CFI's Registration Statement on Form S-3.

This filing is in response to comments received from the Securities and Exchange Commission (the "Commission") July 6, 2006 and attached hereto as Exhibit A (the "Comment Letter"). Please find our responses listed below. The response numbers correspond to the numbers of the comments in the Comment Letter.

GENERAL

1. We hereby confirm that the depositor and all issuing entities previously established, directly or indirectly, by the depositor or any affiliate of the depositor have been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class (such "asset class" being subprime residential mortgage loans). We call to your attention, however, that, pursuant to a March 13, 2006 letter to the Commission, Chase Mortgage Finance Corporation ("CMFC"), an affiliate of the depositor which acts as depositor in connection with issuances of asset-backed securities involving "prime" residential mortgage loans, did notify the Commission that certain Exchange Act filings required to be made with respect to issuing entities formed by CMFC during the twelve months preceding March 2006 were not timely filed and requested a waiver such that CMFC be permitted to use a Form S-3 registration statement notwithstanding CMFC's failure to timely file such Exchange Act filings. The Commission granted such waiver to CMFC on March 13, 2006. J.P. Morgan Acceptance Corporation I and Bond Securitization, L.L.C. are affiliates of CFI that have offered asset-backed securities involving the same asset class as this offering. The CIK numbers for J.P. Morgan Acceptance Corporation I and Bond Securitization, L.L.C. are 0001085309 and 0001142786, respectively.

2. We hereby confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus.

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3.   We hereby confirm that we will file unqualified legal and tax opinions at the time of each takedown.

4. We hereby confirm that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

PROSPECTUS SUPPLEMENT 1

Cover Page

5. We have reviewed the filing and conformed terminology to the terminology set forth in Regulation AB. Throughout the filing, we have replaced references to the "trust" and the "issuer" with the term "issuing entity." Throughout the filing, we have replaced references to the "trust fund" with either "issuing entity" or "assets of the issuing entity" as appropriate. In addition, on page S-112, we have replaced a reference to "Seller" with the term "Depositor."

PROSPECTUS SUPPLEMENT 2

The Insurer, page S-11

6. We have deleted "No representation is made by the underwriters, the transferor or the master servicer, or any of their affiliates, as to the accuracy or completeness of that information." In addition, we have reviewed the filing to ensure that it does not contain any similar disclaimers.

Description of the Mortgage Loans, page S-14

7. We have revised the delinquency tables in both the first prospectus supplement and the second prospectus supplement to clearly indicate that delinquency information will be provided in 30 or 31 day increments through the point that the assets are charged off.

BASE PROSPECTUS

Credit Support, page 25

8. We have deleted the second paragraph on page 28, which indicated that coverage provided by credit support may apply concurrently to two or more separate trust funds. Coverage provided by credit support may only apply to the single, related trust fund.

Undertakings, page II-2

9. We have expanded this section to provide all of the undertakings required by revised Item 512 of Regulation S-K.

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If there are any questions with respect to the enclosed material, please do not hesitate to call me at (215) 994-2777.

Sincerely,



Steven J. Molitor

Enclosure

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                                    EXHIBIT A

                                 COMMENT LETTER

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 2O549

[SEAL]

    DIVISION OF
CORPORATION FINANCE

Mail Stop 3561

                                                                    July 6, 2006

Via Fax and U.S. Mail

Mr. Thomas L. Wind
Chief Executive Officer
Chase Funding, Inc.
194 Wood Avenue South
Iselin, NJ 08830

RE: CHASE FUNDING, INC.
    REGISTRATION STATEMENT ON FORM S-3
    FILED JUNE 13, 2006
    FILE NO. 333-134964

Dear Mr. Wind,

     We have limited our review of your filing for compliance with Regulation AB. Please note that our limited review covers only those issues addressed in the comments below. Please also note that our comments to either the base prospectus and/or the prospectus supplements should be applied universally, if applicable.

     Where indicated, we think you should revise your document in response to these comments. If you disagree, we will consider your explanation as to why our comment is inapplicable or a revision is unnecessary. Please be as detailed as necessary in your explanation. In some of our comments, we may ask you to provide us with supplemental information so that we can better understand your disclosure. After reviewing this information, we may raise additional comments.

     The purpose of our review process is to assist you in your compliance with the applicable disclosure requirements and to enhance the overall disclosure in your filing. We look forward to working with you in these respects and welcome any questions you may have about our comments or on any other aspect of our review. Feel free to call us at the telephone numbers listed at the end of this letter.

REGISTRATION STATEMENT ON FORM S-3

General

     1. Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been

Mr. Thomas Wind
Chase Funding, Inc.
July 6, 2006
Page 2


          current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction I.A.4 of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.

     2. Please confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus. Refer to Item 1100(f) of Regulation AB.

     3. Please confirm that you will file unqualified legal and tax opinions at the time of each takedown.

     4. Please note that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment. Refer to Rule 409 of the Securities Act, which requires that the registration statement be complete at the time of effectiveness, except for information that is not known or reasonably available. Please confirm for us that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

PROSPECTUS SUPPLEMENT 1

Cover Page

     5. Please revise throughout your filing as appropriate to use the terminology set forth in Regulation AB. In this regard, we note that the cover page of your second prospectus supplement refers to "the trust" in several places, as opposed to the issuing entity. We note the same with respect to your base prospectus and also note that page 1 identifies the "issuer" as a principal party. Revise accordingly.

PROSPECTUS SUPPLEMENT 2

The Insurer, page S-ll

     6. We note that the disclosure in this section indicates that no representation is made by the underwriters, the transferor or the master servicer, or any of their affiliates, as to the accuracy or completeness of the information in this section. A disclaimer of liability for material information provided by the issuer or underwriters or any of their affiliates is not appropriate. Please revise the disclaimer here, and delete any other similar disclaimers in the prospectus.

Mr. Thomas Wind
Chase Funding, Inc.
July 6, 2006
Page 3


Description of the Mortgage Loans, page S-14

     7. We note that under "Delinquency Status," your table indicates that you will provide delinquency information only with respect to loans that are up to 59 days delinquent. Please revise to provide delinquency information in 30 or 31 day increments through the point that the assets are charged off. Refer to Item 1100(b)(l) of Regulation AB. Additionally, revise the delinquency table in your first prospectus supplement to clearly indicate that delinquency information will be provided in 30 or 31 day increments through charge-off.

BASE PROSPECTUS

Credit Support, page 25

     8. We note from the second paragraph on page 28 that coverage provided by credit support may apply concurrently to two or more separate trust funds. Please remove this language or provide us with an analysis as to how this arrangement is consistent with the definition of an asset-backed security.

Undertakings, page II-2

     9. Please expand this section to provide all of the undertakings required by revised Item 512 of Regulation S-K.

                                      * * * * *

     As appropriate, please amend your registration statement in response to these comments. You may wish to provide us with marked copies of the amendment to expedite our review. Please furnish a cover letter with your amendment that keys your responses to our comments and provides any requested information. Detailed cover letters greatly facilitate our review. Please understand that we may have additional comments after reviewing your amendment and responses to our comments.

     We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filing to be certain that the filing includes all information required under the Securities Act of 1933 and that they have provided all information investors require for an informed investment decision. Since the company and its management are in possession of all the facts relating to a company's disclosure, they are responsible for the accuracy and adequately of the disclosures they have made.

     Notwithstanding our comments, in the event the company requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that:

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Mr. Thomas Wind
Chase Funding, Inc.
July 6, 2006
Page 4


     o should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

     o the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

     o the company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Corporation Finance in connection with our review of your filing or in response to our comments on your filing.

     We will consider a written request for acceleration of the effective date of the registration statement as a confirmation of the fact that those requesting acceleration are aware of their respective responsibilities under the Securities Act of 1933 and the Securities Exchange Act of 1934 as they relate to the proposed public offering of the securities specified in the above registration statement. We will act on the request and, pursuant to delegated authority, grant acceleration of the effective date.

     We direct your attention to Rule 461 regarding requesting acceleration of a registration statement. Please allow adequate time after the filing of any amendment for further review before submitting a request for acceleration. Please provide this request at least two business days in advance of the requested effective date.

     If you have any questions regarding these comments, you may contact me at
(202) 551-3454.

                                           Sincerely,


                                           /s/ Sara D. Kalin
                                           -------------------------------------
                                           Sara D. Kalin
                                           Branch Chief--Legal

cc:  Via Facsimile: (212) 698-3599
     Mr. Steven J. Molitor, Esq.
     Dechert LLP